COST OF REVENUES	12 Months Ended
Dec. 31, 2018
Disclosure Of Cost Of Sales [Abstract]
COST OF REVENUES

NOTE 17 – COST OF REVENUES

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands

Raw materials, auxiliary materials, subcontractors (including changes in inventories)	$2,538	$1,767	$2,173
Payroll and related expenses (including share-based payment)	1,806	1,956	1,749
Shipping	443	500	386
Depreciation and amortization	255	190	124
Other	684	589	547
	$5,726	$5,002	$4,979